Total Rent Expense for All Operating Leases Except those with Terms of One Month or Less that were not Renewed (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule of Rent Expense [Line Items]
Rent expense	¥ 79,634	¥ 76,429	¥ 74,636